Results of Operations - Summary of Research and Development Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Research And Development Expenses [Abstract]
Employee expenses	€ 4,530	€ 4,528
Travel & Living	17	107
Clinical study costs	2,205	2,720
Preclinical study costs	944	866
Process development and scale-up	407	803
Consulting fees	152	191
IP filing and maintenance fees	84	141
Share-based payments	331	398
Depreciation	708	727
Rent and utilities	337	415
Others	241	245
Total R&D expenses	€ 9,956	€ 11,141